Income Taxes - Schedule of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred income tax assets: Loss and loss adjustment expense reserves	$ 49	$ 35	$ 22
Deferred income tax assets: Unearned premium reserves	2,055	1,503	1,462
Deferred income tax assets: Net operating loss carryforwards	736	235	284
Deferred income tax assets: Share-based compensation	335	316	264
Deferred income tax assets: Other	308	270	278
Deferred income tax assets	3,483	2,359	2,310
Deferred income tax liabilities: Deferred policy acquisition costs	2,105	1,492	1,370
Deferred income tax liabilities: State deferred taxes	444	397	378
Deferred income tax liabilities: Other	79	50	56
Deferred income tax liabilities	2,628	1,939	1,804
Net deferred income tax assets	$ 855	$ 420	$ 506